COMPERHENSIVE INCOME (Schedule of Accumulated Other Comprehensive Income, Net) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (5,380)
Other comprehensive income before reclassifications	1,277
Amounts reclassified from accumulated other comprehensive income	(226)
Net current-period other comprehensive income	1,051
Ending balance	(4,329)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(5,062)
Other comprehensive income before reclassifications	423
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income	423
Ending balance	(4,639)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(318)
Other comprehensive income before reclassifications	854
Amounts reclassified from accumulated other comprehensive income	(226)
Net current-period other comprehensive income	628
Ending balance	$ 310